Other Receivables (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Other Receivables, Net [Line Items]
Short-term capital borrowing	$ 3,510
Deposit percentage	5.00%
Reserve fund	$ 180
Percentage of deposit accounted	1.00%
Deposit accounted	$ 30
Percentage of other receivable	28.00%
Other receivables	$ 1,050
Customers and Suppliers [Member]
Other Receivables, Net [Line Items]
Percentage of short-term capital borrowing	94.00%